Securities - Additional Information (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) Securities	Dec. 31, 2013 USD ($) Securities	Dec. 31, 2012 USD ($)
Investments, Debt and Equity Securities [Abstract]
Impairment charge | $	$ 0	$ 0
Proceeds from sale of securities available-for-sale | $			$ 35,377,000	$ 952,000	$ 0
Realized gross gain (loss) from sale of investment | $			$ (33,000)	$ 47,000
Mortgage-Backed Securities [Member]
Investments, Debt and Equity Securities [Abstract]
Total number of securities			13	14
Number of securities in loss position			3	3
Municipal Securities [Member]
Investments, Debt and Equity Securities [Abstract]
Total number of securities			9	9
Number of securities in loss position			1	4
Mutual Fund [Member]
Investments, Debt and Equity Securities [Abstract]
Number of securities in loss position				1
Securities Pledged [Member]
Investments, Debt and Equity Securities [Abstract]
Securities carrying value | $			$ 34,633,000	$ 35,206,000